Income and expenses - Raw materials and energy consumption for production (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating expenses.
Purchases of raw materials, supplies and goods	$ 588,245,000	$ 699,210,000	$ 732,661,000
Changes in inventories	18,042,000	19,738,000	83,033,000
Energy	122,267,000	171,308,000	(28,651,000)
Others	182,040,000	119,911,000	78,556,000
Write-down of raw materials	1,581,000	3,377,000	2,192,000
Write-down of finished goods	21,356,000	13,586,000	11,495,000
Total Raw materials and energy consumption for production	933,531,000	1,027,130,000	879,286,000
Energy costs offset	29,157,000	$ 63,032,000	$ 186,211,000
Changes In The Fair Value of Energy Derivatives.	$ 42,263,000